Business Combinations - Narrative (Q1) (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Feb. 04, 2019	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Electric operations		$ 311,157		$ 312,949	$ 1,496,736	$ 1,181,907	$ 1,097,632
Decrease in other operations revenue		(44,908)		(39,397)	(182,832)	(82,332)	(79,580)
Depreciation and amortization		$ 55,873		49,856	216,320	170,414	$ 166,854
South Central Generating
Business Acquisition [Line Items]
Consideration transferred	$ 962,200
Acquisition price	1,000,000
Working capital and other adjustments	$ 37,800
Pro forma net income				32,986	154,898	$ 170,224
South Central Generating | Fair Value Adjustments
Business Acquisition [Line Items]
Electric operations			$ 500
Decrease in other operations revenue			100
Depreciation and amortization			$ 200
South Central Generating | Transaction-related expenses
Business Acquisition [Line Items]
Pro forma net income				$ 3,900	$ 4,700